Expense Example - NVIT Investor Destinations Aggressive Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years
USD ($)	90	281	488	1,084	75	233	406	906